Earnings Per Share - Schedule of Loss Per share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 INR (₨) ₨ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 INR (₨) ₨ / shares shares	Mar. 31, 2015 INR (₨) ₨ / shares shares	Oct. 12, 2016 shares
Class of Stock [Line Items]
Net loss attributable to APGL equity shareholders	₨ (1,172,645)	$ (18,082)	₨ (1,650,189)	₨ (1,082,995)
Total (A)	₨ (1,452,571)	$ (22,399)	₨ (3,027,937)	₨ (1,838,202)
Shares outstanding for allocation of undistributed income:
Equity shares	25,915,956	25,915,956	1,758,080	1,758,080	1,758,080
Weighted average shares outstanding
Equity shares (B)	13,040,618	13,040,618	1,758,080	1,758,080
Net loss per share - basic and diluted
Equity shares (C=A/B) | (per share)	₨ (111.00)	$ (1.72)	₨ (1,722.00)	₨ (1,046.00)
Compulsorily Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Accretion to redemption value	₨ (235,853)	$ (3,637)	₨ (1,347,923)	₨ (755,207)
Redeemable Non-controlling Interest [Member]
Class of Stock [Line Items]
Accretion to redemption value	₨ (44,073)	$ (680)	₨ (29,825)